Ordinary shares (Details)	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Mar. 31, 2011 ADS USD ($)	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares USD ($)
Shares Repurchase Program
Authorized stock repurchase program, maximum amount		$ 100,000,000
Total number of shares repurchased			0	21,832,745
Cost	444,283,323			$ 69,301,654
Average price paid per ordinary share (in dollars per share)				$ 3.17